Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits
Deposits for research and development, prototype parts and other	$ 52,436	$ 23,617	$ 54,990
Deposits for Future Work	2,969	3,187	8,380
Total deposits		26,804	63,370
Other current assets
Prepaid expenses	9,121	14,437	11,119
Other current assets		6,650	2,291
Total other current assets	$ 14,717	$ 21,087	$ 13,410